FINANCIAL STATEMENT DETAILS - Other non-current liabilities (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL STATEMENT DETAILS.
Defined benefit pension plan liability	$ 178.2	$ 203.1	$ 165.9
Other post-employment benefit plan liability	2.2	2.2	1.8
Uncertain tax positions	43.1	43.7	58.0
Contingent consideration	0.2	4.9	9.0
Asset retirement obligations	6.5	6.6	5.6
Interest rate swaps	17.3	12.0
Operating lease liabilities	32.0	38.8	59.0
Tax receivable agreement	258.0
Other non-current liabilities	26.1	17.0	21.7
Other non-current liabilities	$ 563.6	$ 328.3	$ 321.0